John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 74.4% (46.1% of Total investments)		$440,974,952
(Cost $351,462,599)
Communication services 4.1%		24,337,395
Diversified telecommunication services 4.1%
AT&T, Inc. (A)(B)	726,919	10,554,864
Verizon Communications, Inc. (B)	404,417	13,782,531
Consumer staples 1.6%		9,174,240
Tobacco 1.6%
Philip Morris International, Inc. (B)	92,000	9,174,240
Energy 15.4%		91,309,199
Oil, gas and consumable fuels 15.4%
BP PLC, ADR	705,950	26,331,935
Enbridge, Inc. (A)(B)	281,200	10,348,160
Kinder Morgan, Inc. (B)	539,001	9,545,708
ONEOK, Inc. (B)	210,000	14,078,400
The Williams Companies, Inc. (A)(B)	900,000	31,004,996
Financials 3.3%		19,623,246
Banks 1.1%
Columbia Banking System, Inc. (B)	300,879	6,724,646
Capital markets 2.2%
Ares Management Corp., Class A (A)(B)	130,000	12,898,600
Utilities 50.0%		296,530,872
Electric utilities 27.3%
Alliant Energy Corp. (B)	299,000	16,068,260
American Electric Power Company, Inc. (B)	110,000	9,321,400
Constellation Energy Corp. (A)(B)	118,333	11,436,884
Duke Energy Corp. (B)	220,000	20,596,400
Entergy Corp.	60,000	6,162,000
Eversource Energy (A)(B)	169,033	12,226,157
Exelon Corp. (B)	160,000	6,697,600
FirstEnergy Corp. (B)	435,000	17,134,650
OGE Energy Corp. (B)	530,000	19,159,500
Pinnacle West Capital Corp. (B)	50,000	4,141,000
PPL Corp. (B)	660,000	18,169,800
The Southern Company (A)(B)	135,000	9,765,900
Xcel Energy, Inc. (A)(B)	170,000	10,664,100
Gas utilities 3.3%
Spire, Inc. (A)(B)	200,000	12,714,000
UGI Corp. (B)	265,000	7,152,350
Multi-utilities 19.4%
Algonquin Power & Utilities Corp.	332,950	9,838,673
Black Hills Corp. (A)(B)	200,000	12,066,000
CenterPoint Energy, Inc. (A)(B)	380,181	11,439,646
Dominion Energy, Inc. (B)	268,800	14,394,240
DTE Energy Company (B)	105,000	12,001,500
National Grid PLC, ADR (A)(B)	164,166	11,061,505
NiSource, Inc. (B)	670,000	18,652,800
Public Service Enterprise Group, Inc. (B)	235,000	14,833,200

Sempra (B)	72,697	10,833,307
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities (C) 38.7% (24.0% of Total investments)		$229,038,973
(Cost $255,017,716)
Communication services 0.6%		3,427,500
Media 0.6%
Paramount Global, 5.750%	150,000	3,427,500
Consumer discretionary 0.6%		3,686,100
Broadline retail 0.6%
QVC, Inc., 6.250% (B)	330,000	3,686,100
Financials 17.5%		103,752,592
Banks 8.2%
Bank of America Corp., 7.250%	6,000	7,308,000
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month CME Term SOFR + 4.302%) (B)	240,650	6,126,949
Fulton Financial Corp., 5.125% (B)	197,400	3,277,827
Huntington Bancshares, Inc., Series J, 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (B)	220,675	5,268,616
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (B)	90,000	1,934,100
Regions Financial Corp., 4.450% (B)	213,250	3,657,238
Synovus Financial Corp., 8.862% (3 month LIBOR + 3.352%) (B)(D)	188,000	4,596,600
Wells Fargo & Company, 7.500%	14,000	16,505,860
Capital markets 4.4%
Brookfield Finance, Inc., 4.625%	170,000	2,884,900
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	249,227	6,235,660
Morgan Stanley, 6.500% (B)	374,000	9,742,700
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	251,925	6,351,029
State Street Corp., 5.900% (5.900% to 3-15-24, then 3 month CME Term SOFR + 3.370%)	25,000	626,750
Insurance 4.9%
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	211,825	4,914,340
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	284,213	6,079,316
Brighthouse Financial, Inc., 6.600% (B)	125,485	2,862,313
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	80,475	1,915,305
Lincoln National Corp., 9.000% (B)	330,275	8,983,480
The Allstate Corp., 7.375% (B)	166,975	4,481,609
Real estate 0.9%		4,954,032
Health care REITs 0.9%
Diversified Healthcare Trust, 5.625% (B)	375,590	4,954,032
Utilities 19.1%		113,218,749
Electric utilities 9.2%
Duke Energy Corp., 5.750% (B)	179,700	4,535,628
NextEra Energy Capital Holdings, Inc., 5.650% (B)	6,200	157,418
NextEra Energy, Inc., 6.219%	178,350	8,828,325
NextEra Energy, Inc., 6.926%	272,000	12,438,560
NSTAR Electric Company, 4.250% (B)	13,347	954,311
NSTAR Electric Company, 4.780% (B)	100,000	8,925,000
PG&E Corp., 5.500%	10,000	1,527,700
SCE Trust II, 5.100% (B)	566,770	11,624,453
SCE Trust VI, 5.000% (B)	249,380	4,935,230
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Union Electric Company, 3.700% (B)	12,262	$850,002
Gas utilities 1.4%
Spire, Inc., 5.900% (B)	183,775	4,458,382
Spire, Inc., 7.500%	77,057	3,667,913
Independent power and renewable electricity producers 2.2%
The AES Corp., 6.875%	150,000	12,838,500
Multi-utilities 6.3%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (B)	300,000	6,960,000
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	352,044	8,625,078
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)	250,000	6,312,500
NiSource, Inc., 7.750%	140,635	14,483,999
Sempra, 5.750% (B)	45,000	1,095,750

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 45.6% (28.2% of Total investments)				$269,927,870
(Cost $297,246,271)
Communication services 1.7%				10,099,513
Media 1.7%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	12,250,000	10,099,513
Consumer discretionary 2.5%				14,589,569
Automobiles 2.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (E)	5.700	09-30-30	9,250,000	8,350,345
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(E)	6.500	09-30-28	7,046,000	6,239,224
Energy 2.9%				16,910,192
Oil, gas and consumable fuels 2.9%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903%)	6.250	03-01-78	10,000,000	9,255,031
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%)	7.375	01-15-83	7,740,000	7,655,161
Financials 32.6%				193,333,979
Banks 26.4%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(E)	5.875	03-15-28	7,000,000	6,527,850
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(E)	6.125	04-27-27	15,500,000	15,396,150
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (E)	7.375	08-19-25	14,400,000	14,221,440
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)(B)(E)	7.375	05-15-28	8,095,000	8,236,663
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month CME Term SOFR + 3.419%) (A)(B)(E)	6.375	04-06-24	2,500,000	2,218,766
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (D)(E)	8.533	10-06-23	18,000,000	16,155,006
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (E)	6.450	10-01-27	7,000,000	6,622,516
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (E)	5.625	07-01-25	6,250,000	5,549,859
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(E)	6.500	03-23-28	5,000,000	4,640,922
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (E)	5.625	07-15-30	6,500,000	5,954,566
Huntington Bancshares, Inc. (3 month CME Term SOFR + 3.142%) (A)(B)(D)(E)	8.450	10-15-23	3,000,000	2,714,830
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month CME Term SOFR + 4.042%) (B)(E)	6.750	02-01-24	7,334,000	7,329,416
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (E)	5.000	09-15-26	4,253,000	3,411,030
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	9,750,000	$9,501,375
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (E)	3.500	09-01-26	9,600,000	7,167,552
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	4,900,000	3,797,500
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (A)(B)(E)	6.000	05-15-27	11,285,000	10,417,581
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (E)	6.200	09-15-27	7,680,000	7,392,000
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (B)(E)	6.250	03-15-30	9,100,000	8,321,241
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.940%) (A)(B)(D)(E)	8.977	11-01-23	2,185,000	2,196,981
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (E)	5.900	06-15-24	2,000,000	1,979,400
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (E)	7.625	09-15-28	6,801,000	6,992,380
Capital markets 2.0%
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (A)(B)(E)	4.000	06-01-26	5,550,000	4,954,707
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (E)	5.000	06-01-27	4,389,000	3,959,731
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(B)(E)	5.375	06-01-25	2,800,000	2,730,593
Consumer finance 0.9%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (E)	6.125	06-23-25	5,500,000	5,278,652
Insurance 3.3%
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (E)	6.000	06-01-25	7,000,000	6,801,019
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (E)(F)	6.500	11-13-26	10,000,000	5,675,000
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (E)(F)	7.000	05-13-25	11,549,000	7,189,253
Utilities 5.9%				34,994,617
Electric utilities 3.4%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (E)	5.000	12-15-26	4,650,000	4,017,467
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (E)	5.375	03-15-26	8,000,000	7,099,832
NextEra Energy Capital Holdings, Inc. (3 month LIBOR + 2.125%) (D)	7.677	06-15-67	10,000,000	9,049,434
Multi-utilities 2.5%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (E)	6.125	09-01-23	9,000,000	8,819,084

Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (E)	4.350	01-15-27	7,000,000	6,008,800
Capital preferred securities (G) 1.2% (0.8% of Total investments)				$7,311,724
(Cost $9,141,705)
Financials 1.2%				7,311,724
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (F)	7.875	12-15-37	6,990,000	7,311,724

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5% (0.9% of Total investments)				$8,975,031
(Cost $8,979,215)
U.S. Government 1.2%				6,990,784
U.S. Treasury Bill	3.375	08-10-23	7,000,000	6,990,784

	Yield (%)	Shares	Value
Short-term funds 0.3%			1,984,247

John Hancock Collateral Trust (H)	5.2927(I)	198,524	1,984,247

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

Total investments (Cost $921,847,506) 161.4%	$956,228,550
Other assets and liabilities, net (61.4%)	(363,648,916)
Total net assets 100.0%	$592,579,634

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-23 was $591,714,368. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $134,589,619.
(C)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 7-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 7-31-23:
United States	87.3%
United Kingdom	5.4%
Canada	5.0%
France	1.5%
Other countries	0.8%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	187,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$4,493,082	$4,493,082
Centrally cleared	93,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	2,723,452	2,723,452
								—	$7,216,534	$7,216,534

(a)	At 7-31-23, the overnight SOFR was 5.310%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$440,974,952	$440,974,952	—	—
Preferred securities
Communication services	3,427,500	3,427,500	—	—
Consumer discretionary	3,686,100	3,686,100	—	—
Financials	103,752,592	98,483,976	$5,268,616	—
Real estate	4,954,032	4,954,032	—	—
Utilities	113,218,749	91,150,756	22,067,993	—
Corporate bonds	269,927,870	—	269,927,870	—
Capital preferred securities	7,311,724	—	7,311,724	—
Short-term investments	8,975,031	1,984,247	6,990,784	—
Total investments in securities	$956,228,550	$644,661,563	$311,566,987	—
Derivatives:
Assets
Swap contracts	$7,216,534	—	$7,216,534	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
8	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	198,524	$21,901,844	$115,053,276	$(134,974,789)	$3,101	$815	$658,914	—	$1,984,247
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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